SUBSEQUENT EVENT (Details) $ in Millions			12 Months Ended
	Jan. 17, 2024 CAD ($)	Nov. 30, 2023 CAD ($) item	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	May 31, 2024 CAD ($)
SUBSEQUENT EVENT
Amount of initial deposit			$ 156.6	$ 75.1	$ 986.1
Spectrum licences
SUBSEQUENT EVENT
Amount of investment		$ 298.9
Number of blocks acquired | item		305
Spectrum licences | Ontario, Alberta and British Columbia
SUBSEQUENT EVENT
Percentage of blocks located		61.00%
Investment in 3800 MHz band | Spectrum licences
SUBSEQUENT EVENT
Amount of initial deposit	$ 59.8
Amount agreed to be paid						$ 239.1